Document and Entity Information	Jun. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2016
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Jun. 28, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Aug. 28, 2015
MFS® Lifetime&#174 2035 Fund | A
Prospectus:
Trading Symbol	LFEAX
MFS® Lifetime&#174 2035 Fund | B
Prospectus:
Trading Symbol	LFEBX
MFS® Lifetime&#174 2035 Fund | C
Prospectus:
Trading Symbol	LFECX
MFS® Lifetime&#174 2035 Fund | I
Prospectus:
Trading Symbol	LFEDX
MFS® Lifetime&#174 2035 Fund | R1
Prospectus:
Trading Symbol	LFERX
MFS® Lifetime&#174 2035 Fund | R2
Prospectus:
Trading Symbol	LFESX
MFS® Lifetime&#174 2035 Fund | R3
Prospectus:
Trading Symbol	LFETX
MFS® Lifetime&#174 2035 Fund | R4
Prospectus:
Trading Symbol	LFEUX